UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2011

Date of reporting period:	April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Strategy Fund II Schedule of Investments

April 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—62.3%
Airlines—1.5%
	American Airlines Pass Through Trust,
$7,686	9.73%, 9/29/14	Caa2/CCC+	$7,532,276
3,834	10.18%, 1/2/13	Caa1/CCC+	3,757,313
924	United Air Lines Pass Through Trust, 10.40%, 5/1/18	Baa2/BBB+	1,057,750
			12,347,339

Banking—10.2%
5,500	AgFirst Farm Credit Bank, 7.30%, 5/31/11 (a)(b)(d)(g)(k)
	(acquisition cost-$4,709,000; purchased 2/26/10-4/15/10)	NR/A	4,925,442
£13,600	Barclays Bank PLC, 14.00%, 6/15/19 (g)	Baa2/A-	29,815,744
$6,700	BBVA Bancomer S.A., 7.25%, 4/22/20 (a)(d)	A3/NR	6,926,420
€20,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 6.875%, 3/19/20	NR/NR	30,314,285
$2,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a)(d)(g)	Baa3/BBB+	2,016,128
1,400	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa3/BBB	1,413,734
€2,400	Intesa Sanpaolo SpA, 8.375%, 10/14/19 (g)	Baa1/BBB+	3,652,516
$1,675	Regions Financial Corp., 7.375%, 12/10/37	B1/BB	1,658,250
£800	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	Baa2/A-	1,464,830
			82,187,349

Chemicals—0.6%
$4,320	Lyondell Chemical Co., 8.00%, 11/1/17 (a)(d)	Ba2/BB+	4,827,600

Energy—1.6%
10,086	AES Red Oak LLC, 8.54%, 11/30/19	B2/BB-	10,413,800
2,300	Dynegy Roseton/Danskammer Pass Through Trust,
	7.67%, 11/8/16, Ser. B	Caa3/CC	2,139,000
			12,552,800

Financial Services—25.8%
1,800	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a)(d)	Caa2/CCC-	1,197,000
	Ally Financial, Inc.,
416	5.25%, 1/15/14	B1/B	404,734
315	5.35%, 1/15/14	B1/B	307,239
130	5.70%, 6/15/13	B1/B	128,600
561	5.75%, 1/15/14	B1/B	552,656
565	5.90%, 1/15/19	B1/B	515,109
3	5.90%, 2/15/19	B1/B	2,722
585	6.00%, 12/15/13	B1/B	580,570
1,437	6.00%, 2/15/19	B1/B	1,312,926
119	6.00%, 3/15/19	B1/B	108,877
9	6.00%, 9/15/19	B1/B	8,213
486	6.10%, 9/15/19	B1/B	446,499
159	6.125%, 10/15/19	B1/B	145,398
394	6.15%, 8/15/19	B1/B	362,887
454	6.15%, 10/15/19	B1/B	418,769
675	6.20%, 4/15/19	B1/B	623,508
500	6.25%, 12/15/18	B1/B	465,872
47	6.25%, 7/15/19	B1/B	43,541
7	6.35%, 4/15/16	B1/B	6,705
792	6.35%, 10/15/16	B1/B	756,546

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$303	6.35%, 4/15/19	B1/B	$282,554
1,142	6.35%, 7/15/19	B1/B	1,064,818
463	6.375%, 1/15/14	B1/B	462,899
256	6.50%, 7/15/12	B1/B	254,330
249	6.50%, 9/15/16	B1/B	239,439
608	6.50%, 10/15/16	B1/B	584,726
5	6.50%, 6/15/18	B1/B	4,767
449	6.50%, 11/15/18	B1/B	426,075
190	6.50%, 12/15/18	B1/B	179,689
15	6.50%, 5/15/19	B1/B	14,101
45	6.60%, 6/15/12	B1/B	44,754
208	6.60%, 8/15/16	B1/B	201,169
864	6.60%, 5/15/18	B1/B	831,353
100	6.60%, 6/15/19	B1/B	94,665
132	6.65%, 10/15/18	B1/B	126,881
190	6.70%, 5/15/14	B1/B	190,703
256	6.70%, 6/15/18	B1/B	246,888
335	6.70%, 12/15/19	B1/B	318,627
160	6.75%, 9/15/12	B1/B	159,223
844	6.75%, 10/15/12	B1/B	844,224
555	6.75%, 6/15/14	B1/B	555,672
215	6.75%, 8/15/16	B1/B	208,996
1,136	6.75%, 11/15/16	B1/B	1,105,062
210	6.75%, 6/15/17	B1/B	204,650
831	6.75%, 7/15/18	B1/B	800,883
3	6.75%, 9/15/18	B1/B	2,871
612	6.75%, 10/15/18	B1/B	591,313
107	6.75%, 11/15/18	B1/B	103,044
92	6.80%, 9/15/16	B1/B	89,643
12	6.80%, 9/15/18	B1/B	11,518
207	6.85%, 4/15/16	B1/B	202,231
7	6.875%, 7/15/18	B1/B	6,791
319	6.90%, 7/15/18	B1/B	309,956
326	6.90%, 8/15/18	B1/B	315,723
135	6.95%, 6/15/17	B1/B	132,829
201	7.00%, 8/15/16	B1/B	197,583
1,729	7.00%, 11/15/16	B1/B	1,700,496
580	7.00%, 12/15/16	B1/B	570,559
1,729	7.00%, 1/15/17	B1/B	1,701,186
601	7.00%, 2/15/17	B1/B	591,566
1,087	7.00%, 6/15/17	B1/B	1,071,973
1,073	7.00%, 7/15/17	B1/B	1,057,779
43	7.00%, 2/15/18	B1/B	42,322
506	7.00%, 3/15/18	B1/B	497,875
15	7.00%, 5/15/18	B1/B	14,746
400	7.00%, 9/15/18	B1/B	388,084
134	7.00%, 6/15/22	B1/B	127,903
2,035	7.00%, 11/15/24	B1/B	1,926,451
325	7.05%, 3/15/18	B1/B	320,577
4	7.05%, 4/15/18	B1/B	3,945
837	7.10%, 9/15/12	B1/B	836,244

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$28	7.15%, 11/15/12	B1/B	$28,104
6	7.15%, 9/15/18	B1/B	5,870
477	7.20%, 10/15/17	B1/B	474,345
339	7.25%, 8/15/12	B1/B	339,588
1,998	7.25%, 12/15/12	B1/B	2,000,228
55	7.25%, 6/15/16	B1/B	54,538
653	7.25%, 9/15/17	B1/B	650,987
329	7.25%, 1/15/18	B1/B	327,810
255	7.25%, 4/15/18	B1/B	253,946
39	7.30%, 12/15/17	B1/B	38,956
503	7.30%, 1/15/18	B1/B	502,370
165	7.35%, 1/15/17	B1/B	164,729
58	7.35%, 4/15/18	B1/B	57,998
25	7.375%, 11/15/16	B1/B	24,928
55	7.375%, 4/15/18	B1/B	55,060
166	7.40%, 12/15/17	B1/B	166,392
1,828	7.50%, 11/15/16	B1/B	1,829,009
15	7.50%, 8/15/17	B1/B	15,080
559	7.50%, 11/15/17	B1/B	560,434
290	7.50%, 12/15/17	B1/B	290,757
40	8.00%, 3/15/17	B1/B	40,317
3	8.125%, 11/15/17	B1/B	3,010
25	8.20%, 3/15/17	B1/B	25,218
24	8.40%, 8/15/15	B1/B	24,186
224	9.00%, 7/15/20	B1/B	225,717
£2,100	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB+	2,753,537
$10,100	Bank of America Corp., 8.125%, 5/15/18 (g)(j)	Ba3/BB+	10,938,098
2,900	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	3,084,875
	CIT Group, Inc.,
1,528	7.00%, 5/1/13	B3/B+	1,558,482
1,068	7.00%, 5/1/14	B3/B+	1,090,549
1,068	7.00%, 5/1/15	B3/B+	1,085,209
2,128	7.00%, 5/1/16	B3/B+	2,149,841
2,492	7.00%, 5/1/17	B3/B+	2,518,145
3,200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	3,340,800
£2,000	Credit Agricole S.A., 8.125%, 10/26/19 (g)	A3/A-	3,440,921
$11,000	ILFC E-Capital Trust II, 6.25%, 12/21/65, (converts to FRN on 12/21/15) (a)(d)	B3/BB	9,515,000
2,000	International Lease Finance Corp., 8.625%, 9/15/15 (a)(d)	B1/BB+	2,205,000
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	Ba3/BB	666,518
€500	7.375%, 3/12/20	Ba3/BB	696,141
£300	7.588%, 5/12/20	Ba3/BB	481,061
£10,200	7.867%, 12/17/19	Ba3/BB	16,291,322
£1,000	7.869%, 8/25/20	Ba3/BB	1,628,574
$4,500	7.875%, 11/1/20 (a)(b)(d)(k)
	(acquisition cost-$3,985,000; purchased 3/17/10-3/23/10)	Ba3/BB	4,504,500
£4,700	11.04%, 3/19/20	Ba3/BB	8,694,588
	LBG Capital No.2 PLC,
€8,900	8.875%, 2/7/20	Ba2/BB+	13,709,526
£300	12.75%, 8/10/20	Ba2/BB+	571,260
€1,100	15.00%, 12/21/19	Ba2/BB+	2,256,532

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	WR/NR	$2,000
€1,600	MUFG Capital Finance 2 Ltd., 4.85%, 7/25/16 (g)	Ba1/BBB+	2,156,555
$22,600	National City Preferred Capital Trust I, 12.00%, 12/10/12 (g)(j)	Baa3/BBB	25,390,987
3,500	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB+	3,602,375
5,965	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	Ba2/BB	5,994,825
	SLM Corp.,
100	0.574%, 1/27/14, FRN	Ba1/BBB-	97,502
€650	1.503%, 6/17/13, FRN	Ba1/BBB-	894,244
$10,000	3.782%, 9/15/15, FRN	Ba1/BBB-	9,572,900
3,400	5.375%, 5/15/14	Ba1/BBB-	3,552,082
5,000	5.625%, 8/1/33	Ba1/BBB-	4,392,350
10,700	8.00%, 3/25/20	Ba1/BBB-	11,874,453
1,700	8.45%, 6/15/18	Ba1/BBB-	1,932,126
6,750	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Baa3/A-	7,458,750
			208,911,932

Healthcare & Hospitals—0.9%
6,700	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	7,210,875

Insurance—20.1%
3,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	Baa2/BBB-	3,180,000
10,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	Baa2/BBB-	11,050,000
	American International Group, Inc.,
€17,600	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	21,766,982
$13,600	5.45%, 5/18/17 (j)	Baa1/A-	14,313,007
£5,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	7,266,022
$1,900	6.25%, 3/15/87, (converts to FRN on 3/15/37)	Baa2/BBB	1,809,750
MXN 16,000	7.98%, 6/15/17	Baa1/A-	1,226,679
€11,800	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	Baa2/BBB	17,739,735
$24,550	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Baa2/BBB	27,680,125
1,300	8.25%, 8/15/18	Baa1/A-	1,548,214
£14,100	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	24,729,529
$1,700	AXA S.A., 6.463%, 12/14/18 (a)(d)(g)	Baa1/BBB	1,566,125
6,500	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(b)(d)(g)(k)
	(acquisition cost-$6,318,500; purchased 3/8/11-3/15/11)	A3/BBB+	6,544,551
4,700	Hartford Financial Services Group, Inc., 8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	5,305,125
15,000	Metlife Capital Trust IV, 7.875%, 12/15/67, (converts to FRN on 12/15/37) (a)(d)(j)	Baa2/BBB	16,931,970
			162,657,814

Oil & Gas—1.1%
8,300	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	8,798,872

Telecommunications—0.0%
200	Sprint Capital Corp., 8.75%, 3/15/32	B1/BB-	220,000

Utilities—0.5%
3,900	AES Andres Dominicana, 9.50%, 11/12/20 (a)(d)	NR/B-	4,173,000
	Total Corporate Bonds & Notes (cost—$418,319,425)		503,887,581

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—13.7%
$387	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	$295,316
	Banc of America Funding Corp., CMO,
123	5.801%, 1/20/47, VRN	NR/CCC	86,352
14,600	6.00%, 3/25/37	Caa2/CCC	10,314,250
668	Bear Stearns Alt-A Trust, 5.068%, 11/25/36, CMO, VRN	Caa3/CCC	410,667
	Chase Mortgage Finance Corp., CMO,
112	2.944%, 12/25/35, FRN	NR/CCC	108,876
3,429	3.157%, 3/25/37, FRN	Caa2/NR	2,802,201
2,663	5.50%, 5/25/36	B3/NR	2,531,214
	Citicorp Mortgage Securities, Inc., CMO,
975	5.50%, 4/25/37	Caa1/NR	879,465
7,595	6.00%, 9/25/37	B3/NR	7,564,359
	Countrywide Alternative Loan Trust, CMO,
2,509	5.50%, 1/25/36	Caa3/CCC	1,886,558
350	5.50%, 3/25/36	Caa3/NR	253,669
2,213	5.75%, 12/25/36	NR/CC	1,460,173
8,472	6.00%, 5/25/36	Caa3/NR	5,322,390
1,608	6.00%, 4/25/37	NR/CC	1,019,428
6,496	6.009%, 4/25/36, VRN	Ca/CCC	4,422,699
2,673	6.25%, 11/25/36	Caa3/NR	2,151,090
1,357	6.50%, 8/25/36	Ca/CC	848,168
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
3,020	5.75%, 3/25/37	NR/CCC	2,667,839
2,146	6.00%, 5/25/36	NR/CCC	1,904,247
1,800	6.00%, 2/25/37	NR/CCC	1,552,856
7,700	6.00%, 3/25/37	NR/CCC	6,763,595
3,228	6.25%, 9/25/36	B3/NR	2,680,476
3,746	First Horizon Asset Securities, Inc., 2.796%, 11/25/35, CMO, FRN	NR/B	3,099,591
4,949	JPMorgan Alternative Loan Trust, 3.369%, 5/25/36, CMO, VRN	NR/CCC	3,316,440
	JPMorgan Mortgage Trust, CMO,
1,748	5.345%, 10/25/35, VRN	B2/NR	1,729,133
871	6.00%, 8/25/37	NR/CCC	791,746
335	6.50%, 9/25/35	NR/B+	342,221
2,056	MASTR Asset Securitization Trust, 6.50%, 11/25/37, CMO	NR/CCC	1,908,513
84	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO	Caa2/CCC	78,108
	Residential Asset Securitization Trust, CMO,
2,978	5.75%, 2/25/36	Caa3/D	2,265,671
1,166	6.00%, 9/25/36	Ca/D	697,223
3,209	6.00%, 7/25/37	NR/CCC	2,453,721
	Residential Funding Mortgage Securities I, CMO,
6,406	5.405%, 9/25/35, VRN	Caa2/CCC	5,529,480
13,348	6.00%, 6/25/37	NR/D	10,955,566
3,178	6.25%, 8/25/36	Caa1/CCC	2,869,747
1,372	Sequoia Mortgage Trust, 0.96%, 5/20/34, CMO, FRN	Ba1/Aaa	1,239,946
1,156	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.825%, 2/25/37, CMO, FRN	NR/CCC	872,227
	WaMu Mortgage Pass Through Certificates, CMO,
2,000	5.707%, 2/25/37, FRN	NR/CCC	1,741,440
689	5.848%, 9/25/36, VRN	NR/CCC	541,304
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,230	2.739%, 7/25/36, FRN	NR/CCC	1,010,439

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$634	2.772%, 4/25/36, VRN	NR/BB+	$542,796
11,126	4.776%, 7/25/36, FRN	NR/CCC	9,266,337
1,946	5.75%, 3/25/37	Caa2/NR	1,812,996
	Total Mortgage-Backed Securities (cost—$104,833,246)		110,990,533

MUNICIPAL BONDS—8.8%
California—4.0%
13,100	Alameda Cnty. JT Powers Auth. Rev., 7.046%, 12/1/44	A1/AA	13,473,874
10,800	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	A1/A+	11,680,200
7,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	NR/A	7,731,450
			32,885,524

Colorado—0.7%
5,000	Public Schools, CP, 7.017%, 12/15/37, Ser. B	Aa3/A+	5,346,200

Illinois—0.7%
5,500	State, GO, 6.63%, 2/1/35	A1/A+	5,499,285

Ohio—1.9%
13,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	15,226,120

Texas—1.5%
11,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	12,021,755
	Total Municipal Bonds (cost—$66,246,658)		70,978,884

Shares
PREFERRED STOCK—4.7%
Automotive Products—0.0%
20,275	Dura Automotive Systems, Inc., 20.00%, (b)(f)(i)	NR/NR	10,137

Banking—2.6%
397,300	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(k)(l)
	(acquisition cost-$21,899,400; purchased 2/26/10-3/23/11)	NR/A	20,920,960

Financial Services—1.7%
240,000	Citigroup Capital XIII, 7.875%, 10/30/15 (l)	NR/BB+	6,662,400
5,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (g)	A3/NR	5,585,938
40,000	GMAC Capital Trust I, 8.125%, 2/15/16 (l)	B3/CC	1,045,000
			13,293,338

Real Estate Investment Trust—0.4%
3,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(d)(g)	Baa2/BBB+	3,457,500
	Total Preferred Stock (cost—$39,584,400)		37,681,935

CONVERTIBLE PREFERRED STOCK—3.7%
Financial Services—0.4%
3,000	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	3,238,440

Utilities—3.3%
	PPL Corp.,
104,000	8.75%, 5/1/14	NR/NR	5,584,800
374,000	9.50%, 7/1/13	NR/NR	21,198,320
			26,783,120
	Total Convertible Preferred Stock (cost—$27,405,180)		30,021,560

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
SENIOR LOANS (a)(c)—2.3%
Financial Services—0.8%
$3,000	American General Finance Corp., 7.25%, 4/21/15		$3,009,792
1,409	CIT Group, Inc., 6.25%, 8/11/15, Term 3		1,432,391
2,115	International Lease Finance Corp., 7.00%, 3/17/16, Term B2		2,131,250
			6,573,433

Multi-Media—1.0%
	Seven Media Group, Term T1,
AUD5,807	6.855%, 2/7/13		6,245,379
AUD1,678	7.105%, 2/7/13		1,804,590
			8,049,969

Utilities—0.5%
$4,759	Texas Competitive Electric Holdings Co. LLC, 5.00%, 10/10/17		3,821,480
	Total Senior Loans (cost—$16,609,005)		18,444,882

ASSET-BACKED SECURITIES—1.4%
2,947	Asset-Backed Funding Certificates, 0.433%, 5/25/37, FRN (a)(d)	B3/B-	2,539,551
2,382	GSAA Trust, 6.295%, 6/25/36	Caa3/CCC	1,453,024
7,023	Indymac Residential Asset Backed Trust, 0.373%, 7/25/37, FRN	Caa3/CCC	4,393,142
1,985	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	1,760,016
1,580	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	1,111,435
	Total Asset-Backed Securities (cost—$10,938,939)		11,257,168

Shares
COMMON STOCK—0.0%
Automotive Products—0.0%
81,383	Dura Automotive Systems, Inc. (b)(f)(i) (cost—$1,317,433)		813

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—3.1%
U.S. Treasury Obligations (h)(m)—1.3%
	U.S. Treasury Bills,
$10,597	0.013%-0.03%, 5/5/11-6/2/11 (cost—$10,596,843)		10,596,843

Commercial Paper—0.7%
	Kells Funding LLC, (a)(d)
800	0.25%, 8/16/11	P-1/A-1+	799,407
4,500	0.28%, 6/10/11	P-1/A-1+	4,498,635
	Total Commercial Paper (cost—$5,298,046)		5,298,042

Corporate Notes—0.2%
Financial Services—0.2%
	Ally Financial, Inc.,
40	1.782%, 5/15/11, FRN	B1/B	40,100
438	1.901%, 7/15/11, FRN	B1/B	438,591
55	1.951%, 7/15/11, FRN	B1/B	55,072
30	1.951%, 10/17/11, FRN	B1/B	29,877

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$35	1.992%, 6/15/11, FRN	B1/B	$35,045
25	1.992%, 9/15/11, FRN	B1/B	24,935
108	2.051%, 7/15/11, FRN	B1/B	108,162
81	2.082%, 8/15/11, FRN	B1/B	81,120
360	2.132%, 8/15/11, FRN	B1/B	360,450
250	2.132%, 11/15/11, FRN	B1/B	249,710
33	2.182%, 11/15/11, FRN	B1/B	32,816
38	2.232%, 11/15/11, FRN	B1/B	37,797
100	2.282%, 11/15/11, FRN	B1/B	99,494
155	2.292%, 12/15/11, FRN	B1/B	154,107
30	2.842%, 3/15/12, FRN	B1/B	29,882
76	6.625%, 10/15/11	B1/B	76,381
	Total Corporate Notes (cost—$1,819,139)		1,853,539

Repurchase Agreements—0.9%
6,800	Barclays Capital, Inc., dated 4/29/11, 0.05%, due 5/2/11, proceeds $6,800,028; collateralized by Ginnie Mae, 4.5%, due 9/20/40, valued at $6,977,771 including accrued interest		6,800,000
814	State Street Bank & Trust Co., dated 4/29/11, 0.01%, due 5/2/11, proceeds $814,000; collateralized by U.S.Treasury Bills, 0.015%, due 5/12/11, valued at $834,995		814,000
	Total Repurchase Agreements (cost—$7,614,000)		7,614,000
	Total Short-Term Investments (cost—$25,328,028)		25,362,424

	Total Investments (cost—$710,582,314) (n)—100.0%		$808,625,780

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.Exchange-traded futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated incurrencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $155,371,965 representing 19.2% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major Unites States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2011.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $10,950, representing less than 0.05% of total investments.

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	Non-income producing.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $36,911,900 and the aggregate market value is $36,895,453 representing 4.6% of total investments.

(l)	Dividend rate is fixed until the first call date and variable thereafter.

(m)	Rates reflect the effective yields at purchase date.

(n)

At April 30, 2011, the cost basis of portfolio securities of $710,582,314 was substantially the same for both for federal income tax and book purposes. Gross unrealized appreciation was $106,310,800, gross unrealized depreciation was $8,267,334, and net unrealized appreciation was $98,043,466.

Glossary:

AUD	—	Australian Dollar
	£—	British Pound
CMO	—	Collateralized Mortgage Obligation
CP	—	Certificates of Participation
	€—	Euro
FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2011.
GO	—	General Obligation Bond
LIBOR	—	London Inter-Bank Offered Rate
MXN	—	Mexican Peso
NR	—	Not Rated
PIK	—	Payment-in-Kind
VRN	—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2011.

WR	—	Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at April 30, 2011:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation
Long:	Financial Futures Euro—90 day	376	$93,422	3/19/2012	$197,400

At April 30, 2011, the Fund pledged cash collateral of $265,000 for futures contracts.

(B) Credit default swap agreements:

Sell protection swap agreements outstanding at April 30, 2011 (1):

						Upfront
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	Appreciation
Citigroup:
SLM	$6,550	1.38%	12/20/2013	5.00%	$653,797	$(807,000)	$1,460,797
Deutsche Bank:
SLM	5,400	1.38%	12/20/2013	5.00%	539,009	(756,000)	1,295,009
Merrill Lynch:
SLM	550	1.38%	12/20/2013	5.00%	54,899	(77,000)	131,899
					$1,247,705	$(1,640,000)	$2,887,705

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C) Interest rate swap agreements outstanding at April 30, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid	Depreciation
Bank of America	$47,700	6/15/2041	4.25%	3-Month USD-LIBOR	$(546,629)	$1,535,940	$(2,082,569)
Credit Suisse First Boston	47,700	6/15/2041	4.25%	3-Month USD-LIBOR	(546,630)	1,502,550	(2,049,180)
Goldman Sachs	31,700	6/15/2041	4.25%	3-Month USD-LIBOR	(363,274)	1,037,382	(1,400,656)
Royal Bank of Scotland	31,800	6/15/2041	4.25%	3-Month USD-LIBOR	(364,420)	1,097,100	(1,461,520)
					$(1,820,953)	$5,172,972	$(6,993,925)

LIBOR - London Inter-Bank Offered Rate

(D)  Forward foreign currency contracts outstanding at April 30, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2011	(Depreciation)
Purchased:
372,200 Brazilian Real settling 9/2/11	Bank of America	$200,000	$232,767	$32,767
185,950 Brazilian Real settling 9/2/11	Morgan Stanley	100,000	116,290	16,290
408,946 Brazilian Real settling 6/2/11	UBS	256,231	259,546	3,315
14,519,138 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	2,241,318	2,283,314	41,996
805,000 Euro settling 6/23/11	Barclays Bank	1,162,001	1,190,667	28,666
804,000 Euro settling 6/23/11	Royal Bank of Canada	1,160,377	1,189,188	28,811
4,058,000 Indian Rupee settling 8/12/11	Barclays Bank	86,488	89,932	3,444
600,000 Indian Rupee settling 8/12/11	Deutsche Bank	12,834	13,297	463
130,000 Mexican Peso settling 7/7/11	HSBC Bank	10,471	11,226	755
1,520,300 South African Rand settling 9/13/11	Barclays Bank	200,000	227,195	27,195
759,900 South African Rand settling 9/13/11	Morgan Stanley	100,000	113,560	13,560
Sold:
6,713,000 Australian Dollar settling 5/31/11	Royal Bank of Scotland	7,234,211	7,332,215	(98,004)
408,946 Brazilian Real settling 6/2/11	Citigroup	241,408	259,546	(18,138)
408,946 Brazilian Real settling 8/2/11	UBS	252,966	257,204	(4,238)
14,273,000 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	2,200,925	2,222,268	(21,343)
2,574,000 Euro settling 6/23/11	Barclays Bank	3,744,056	3,807,177	(63,121)
1,980,000 Euro settling 5/26/11	BNP Paribas	2,813,778	2,930,826	(117,048)
59,997,000 Euro settling 5/26/11	Royal Bank of Scotland	82,548,852	88,808,465	(6,259,613)
58,300,000 British Pound settling 5/25/11	JPMorgan Chase	95,997,888	97,355,790	(1,357,902)
2,054,362 South African Rand settling 7/28/11	JPMorgan Chase	300,301	309,170	(8,869)
				$(7,751,014)

At April 30, 2011, the Fund held $600,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(E) Open reverse repurchase agreements at April 30, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	(1.00)%	3/3/2011	3/3/2013	$1,420,853	$1,423,225
	(1.00)%	4/13/2011	3/3/2013	99,947	100,000
Deutsche Bank	0.38%	4/15/2011	5/17/2011	19,398,480	19,395,000
	0.38%	4/21/2011	5/20/2011	14,011,627	14,010,000
Greenwich Capital Markets	0.50%	4/15/2011	5/17/2011	16,177,819	16,174,000
					$51,102,225

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended April 30, 2011 was $32,185,116 at a weighted average interest rate of 0.35%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreement) for open reverse repurchase agreements at April 30, 2011 was $52,660,287.

At April 30, 2011, the Fund held $591,193 in principal value of U.S. Government Agency securities as collateral for reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

(F) At April 30, 2011, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$1,025,000

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•       Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•       Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•       Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity foran asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended April 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for level 2 and level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	—	$12,347,339	$12,347,339
Energy	—	$10,413,800	2,139,000	12,552,800
All Other	—	478,987,442	—	478,987,442
Mortgage-Backed Securities	—	110,990,533	—	110,990,533
Municipal Bonds	—	70,978,884	—	70,978,884
Preferred Stock:
Automotive Products	—	—	10,137	10,137
Financial Services	$6,662,400	6,630,938	—	13,293,338
All Other	—	24,378,460	—	24,378,460
Convertible Preferred Stock	30,021,560	—	—	30,021,560
Senior Loans	—	18,444,882	—	18,444,882
Asset-Backed Securities	—	11,257,168	—	11,257,168
Common Stock	—	—	813	813
Short-Term Investments	—	25,362,424	—	25,362,424
Total Investments in Securities - Assets	$36,683,960	$757,444,531	$14,497,289	$808,625,780

Other Financial Instruments* - Assets
Credit Contracts	—	$2,887,705	—	$2,887,705
Foreign Exchange Contracts	—	197,262	—	197,262
Interest Rate Contracts	$197,400	—	—	197,400
Total Other Financial Instruments* - Assets	—	$3,084,967	—	$3,282,367

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(7,948,276)	—	$(7,948,276)
Interest Rate Contracts	—	(6,993,925)	—	(6,993,925)
Total Other Financial Instruments* - Liabilities	—	$(14,942,201)	—	$(14,942,201)
Total Investments	$36,881,360	$745,587,297	$14,497,289	$796,965,946

*Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended April 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended April 30, 2011, was as follows:

		Net			Net Change
	Beginning	Purchases	Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Realized	Appreciation/	into	out of	Balance
	7/31/10	Settlements	(Premiums)	Gain (Loss)	Depreciation	Level 3**	Level 3	4/30/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$1,039,163	$(29,561)	$(6,114)	$(2,669)	$56,931	$11,289,589	—	$12,347,339
Energy	—	—	—	—	—	2,139,000	—	2,139,000
Preferred Stock:
Automotive Products	10,137	—	—	—	—	—	—	10,137
Common Stock	813	—	—	—	—	—	—	813
Total Investments	$1,050,113	$(29,561)	$(6,114)	$(2,669)	$56,931	$13,428,589	—	$14,497,289

**Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at April 30, 2011 was $654,638.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2011